Offerings - Offering: 1	Aug. 12, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,310.00
Offering Note	(1) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended.